Parent Company Only Condensed Financial Information - Schedule of condensed statements of cash flows (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities		¥ (438,100)	$ (61,711)	¥ (603,123)	¥ (1,346,410)
Cash flows from investing activities:
Placements of time deposits		(277)	(39)	(273)	(897,916)
Proceeds from maturities of time deposits		273	38	268	907,759
Net cash (used in)/provided by investing activities		125,573	17,687	125,823	47,074
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		99,289	13,984	225,941	257,522
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)					1,498,627
Proceeds from issuance of ordinary shares pursuant to incentive plan		9,312	1,312	9,408	27,564
Net cash provided by/(used in) financing activities	[1]	(18,942)	(2,668)	184,649	1,783,713
Effect of exchange rate changes on cash and cash equivalents		1,961	276	4,588	(21,029)
Net increase/(decrease) in cash and cash equivalents		(329,553)	(46,416)	(288,063)	463,348
Cash, cash equivalents and restricted cash at the beginning of the year		784,484	110,492	1,072,547	609,199
Cash, cash equivalents and restricted cash at the end of the year		454,931	64,076	784,484	1,072,547
Parent Company [Member]
Cash flows from operating activities:
Net cash used in operating activities		(50,269)	(7,080)	(20,545)	(9,040)
Cash flows from investing activities:
Placements of time deposits					(897,916)
Proceeds from maturities of time deposits					907,759
Loans to subsidiaries				(272,940)	(1,759,925)
Repayment of loan from subsidiaries		41,309	5,818	14,354
Net cash (used in)/provided by investing activities		41,309	5,818	(258,586)	(1,750,082)
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		99,289	13,984	225,941	257,522
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)					1,498,627
Repurchase of ADSs		(127,543)	(17,964)	(50,700)
Proceeds from issuance of ordinary shares pursuant to incentive plan		9,312	1,312	9,408	27,564
Net cash provided by/(used in) financing activities		(18,942)	(2,668)	184,649	1,783,713
Effect of exchange rate changes on cash and cash equivalents				2,135	(19,226)
Net increase/(decrease) in cash and cash equivalents		(27,902)	(3,930)	(92,347)	5,365
Cash, cash equivalents and restricted cash at the beginning of the year		30,418	4,284	122,765	117,400
Cash, cash equivalents and restricted cash at the end of the year		¥ 2,516	$ 354	¥ 30,418	¥ 122,765

[1]	There was no financing activity from discontinued operations.